Debt, cash and cash equivalents and lease liabilities - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ 119	€ (117)	€ (54)
Total debt	22,631	24,568	24,586
Cash and cash equivalents	(13,915)	(9,427)	(6,925)	€ (10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	8,790	15,107	17,628
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	21,978	24,207	24,164
Other bank borrowings	296	196	233
Finance lease liabilities	0	0	22
Other borrowings	2	25	16
Bank credit balances	285	305	249
Interest rate and currency derivatives used to manage debt	142	(86)	(12)
Total debt	22,703	24,647	24,672
Cash and cash equivalents	(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	8,862	15,186	17,714
Value on redemption | Non-current assets
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0	0
Interest rate and currency derivatives used to manage cash and cash equivalents	6	(6)	0
Net debt	19,857	20,175	22,071
Value on redemption | Current assets
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	68	(28)	(33)
Net debt	(10,995)	(4,989)	(4,357)
Value on redemption | Non-current liabilities
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	19,698	20,128	21,983
Other bank borrowings	96	40	57
Finance lease liabilities	0	0	18
Other borrowings	0	13	13
Bank credit balances	0	0	0
Interest rate and currency derivatives used to manage debt	57	0	0
Total debt	19,851	20,181	22,071
Value on redemption | Current liabilities
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	2,280	4,079	2,181
Other bank borrowings	200	156	176
Finance lease liabilities	0	0	4
Other borrowings	2	12	3
Bank credit balances	285	305	249
Interest rate and currency derivatives used to manage debt	85	(86)	(12)
Total debt	€ 2,852	€ 4,466	€ 2,601